INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2021
INTANGIBLE ASSETS
Schedule of changes in intangible assets and goodwill

	As at March 31, 2021				As at March 31, 2020
		Accumulated				Accumulated
	Cost	Amortization	Impairment	NBV	Cost	Amortization	NBV
Technology[1]	$122,763	$(70,655)	$(1,116)	$50,992	$121,382	$(61,531)	$59,851
Brand[2]	32,459	(700)	(13,864)	17,895	36,235	(400)	35,835
Others [3]	55,610	(53,774)	—	1,836	65,800	(63,220)	2,580
Total	$210,832	$(125,129)	$(14,980)	$70,723	$223,417	$(125,151)	$98,266

[1] Technology includes work in progress IT projects of $5.2 million which are not being amortized until completion.

[2] This includes a net amount of $16.5 million with an indefinite life.

[3] This includes sales networks and customer relationships.